Mar. 24, 2020
IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated Adviser Series**	Federated Hermes Adviser Series
Federated Emerging Markets Equity Fund	Federated Hermes Emerging Markets Equity Fund
Federated International Equity Fund	Federated Hermes International Equity Fund
Federated International Growth Fund	Federated Hermes International Growth Fund
Federated MDT Large Cap Value Fund	Federated Hermes MDT Large Cap Value Fund

** Federated Hermes Absolute Return Credit Fund, Federated Hermes Global Equity Fund, Federated Hermes Global Small Cap Fund, Federated Hermes SDG Engagement Equity Fund, Federated Hermes SDG Engagement High Yield Credit Fund and Federated Hermes Unconstrained Credit Fund, each a series of Federated Adviser Series, are only subject to the Registrant name change described above.